T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 78.0%
Banking 10.0%
Bank of America, VR, 2.676%,
6/19/41 (1) 100 98
Bank of America, VR, 4.33%,
3/15/50 (1) 175 219
Citigroup, 4.65%, 7/30/45  150 195
Goldman Sachs Group, 4.75%,
10/21/45  175 231
HSBC Holdings, 7.625%, 5/17/32  65 92
JPMorgan Chase, 5.625%, 8/16/43  105 148
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 230 267
Lloyds Banking Group, 4.344%, 1/9/48  200 239
M&T Bank, Series F, VR, 5.125% (1)
(2)(3) 160 177
Morgan Stanley, VR, 3.971%,
7/22/38 (1) 100 117
Wells Fargo Bank, 6.60%, 1/15/38  250 368
2,151
Basic Industry 3.9%
Dow Chemical, 4.80%, 5/15/49  90 117
Ecolab, 3.70%, 11/1/46  30 34
Gerdau Trade, 4.875%, 10/24/27 (4) 200 228
International Paper, 4.35%, 8/15/48  69 86
Newmont, 5.45%, 6/9/44  95 132
Nucor, 4.40%, 5/1/48  75 96
Southern Copper, 5.25%, 11/8/42  110 141
834
Capital Goods 4.3%
L3Harris Technologies, 4.854%,
4/27/35  200 253
Martin Marietta Materials, 4.25%,
12/15/47  205 244
Masco, 4.50%, 5/15/47  190 232
Raytheon Technologies, 4.45%,
11/16/38  95 116
Vulcan Materials, 4.50%, 6/15/47  60 74
919
Communications 12.0%
AT&T, 3.30%, 2/1/52  200 199
AT&T, 3.80%, 12/1/57 (4) 363 386
Charter Communications Operating,
3.70%, 4/1/51  110 111
Charter Communications Operating,
5.75%, 4/1/48  225 290
Comcast, 4.049%, 11/1/52  175 212
Cox Communications, 2.95%,
10/1/50 (4) 120 113
Crown Castle International, 4.75%,
5/15/47  85 106
Fox, 5.476%, 1/25/39  70 91
Rogers Communications, 4.35%,
5/1/49  75 88
Time Warner Cable, 5.875%, 11/15/40  100 128
Verizon Communications, 2.987%,
10/30/56  376 362
Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Communications, 4.522%,
9/15/48  110 138
Videotron, 5.125%, 4/15/27 (4) 70 73
Vodafone Group, 4.875%, 6/19/49  120 153
Vodafone Group, 5.00%, 5/30/38  95 121
2,571
Consumer Cyclical 0.7%
Amazon.com, 3.875%, 8/22/37  100 119
McDonald's, 4.20%, 4/1/50  20 25
144
Consumer Non-Cyclical 13.6%
AbbVie, 4.25%, 11/21/49  135 164
AbbVie, 4.50%, 5/14/35  100 122
Altria Group, 5.80%, 2/14/39  160 200
Anheuser-Busch, 4.90%, 2/1/46  200 255
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  165 217
Banner Health, 2.913%, 1/1/51  115 118
Becton Dickinson & Company, 4.669%,
6/6/47  110 139
Biogen, 3.15%, 5/1/50  150 147
Centra Health, 4.70%, 1/1/48  190 217
Cigna, 3.875%, 10/15/47  200 227
CommonSpirit Health, 3.91%, 10/1/50  130 146
CommonSpirit Health, 4.187%,
10/1/49  65 75
CVS Health, 4.125%, 4/1/40  60 70
CVS Health, 5.05%, 3/25/48  245 324
Hackensack Meridian Health, 4.211%,
7/1/48  190 240
Tyson Foods, 5.10%, 9/28/48  95 130
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 126
2,917
Electric 8.4%
Appalachian Power, 6.375%, 4/1/36  165 228
Berkshire Hathaway Energy, 6.125%,
4/1/36  160 225
Dominion Energy, Series F, 5.25%,
8/1/33  95 121
Duke Energy, 3.75%, 9/1/46  130 141
El Paso Electric, 5.00%, 12/1/44  110 137
Kentucky Utilities, 4.375%, 10/1/45  100 123
Louisville Gas & Electric, 4.375%,
10/1/45  100 123
Pennsylvania Electric, 6.15%, 10/1/38  185 251
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 67
Southern, 4.25%, 7/1/36  230 270
Vistra Operations, 4.30%, 7/15/29 (4) 105 113
1,799
Energy 11.0%
Boardwalk Pipelines, 4.45%, 7/15/27  165 186
Cimarex Energy, 3.90%, 5/15/27  65 72
Enbridge Energy Partners, 7.375%,
10/15/45  50 80
Energy Transfer, 6.50%, 2/1/42  95 125
Eni, Series X-R, 4.75%, 9/12/28 (4) 200 235

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kinder Morgan Energy Partners,
6.95%, 1/15/38  95 135
NGPL PipeCo, 4.875%, 8/15/27 (4) 90 103
Plains All American Pipeline, 4.50%,
12/15/26  30 34
Sabine Pass Liquefaction, 4.20%,
3/15/28  175 196
Sabine Pass Liquefaction, 5.00%,
3/15/27  65 75
Southern Natural Gas, 4.80%,
3/15/47 (4) 225 278
Spectra Energy Partners, 5.95%,
9/25/43  45 62
Suncor Energy, 4.00%, 11/15/47  170 191
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 127
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  145 176
Williams, 4.85%, 3/1/48  30 37
Woodside Finance, 3.70%, 9/15/26 (4) 64 70
Woodside Finance, 3.70%, 3/15/28 (4) 170 184
2,366
Finance Companies 2.1%
Air Lease, 3.625%, 12/1/27  190 205
GE Capital International Funding,
4.418%, 11/15/35  200 242
447
Insurance 5.3%
Anthem, 4.375%, 12/1/47  255 316
Fidelity National Financial, 4.50%,
8/15/28  100 115
Liberty Mutual Group, 4.85%,
8/1/44 (4) 200 250
Principal Financial Group, 6.05%,
10/15/36  125 178
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (4) 110 145
UnitedHealth Group, 6.875%, 2/15/38  95 148
1,152
Natural Gas 1.0%
NiSource, 3.95%, 3/30/48  140 163
Sempra Energy, 4.00%, 2/1/48  50 56
219
Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, 4.90%,
12/15/30  70 86
Essex Portfolio, 4.50%, 3/15/48  130 161
Life Storage, 4.00%, 6/15/29  80 91
National Retail Properties, 4.80%,
10/15/48  125 160
WP Carey, 3.85%, 7/15/29  115 128
626
Technology 1.9%
Apple, 2.95%, 9/11/49  150 156
Fiserv, 4.40%, 7/1/49  85 104
Micron Technology, 4.663%, 2/15/30  130 152
412
Par/Shares $ Value
(Amounts in 000s)
‡
Transportation 0.9%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 100
CSX, 4.30%, 3/1/48  70 86
186
Total Corporate Bonds (Cost
$14,363) 16,743
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Owned No Guarantee 0.7%
Petroleos Mexicanos, 5.50%, 6/27/44  175 142
142
Sovereign 1.1%
State of Qatar, 4.40%, 4/16/50 (3)(4) 200 248
248
Total Foreign Government
Obligations & Municipalities (Cost
$348) 390
MUNICIPAL SECURITIES 12.2%
California 1.8%
Bay Area Toll Auth., Build America,
Series S-3, 6.907%, 10/1/50  125 227
Regents of the Univ. of California
Medical Center, Build America,
Series F, 6.583%, 5/15/49  100 155
382
Florida 2.1%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 133
Miami-Dade County Transit System,
Bulild America, Series B, 5.624%,
7/1/40  200 288
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 27
448
Georgia 1.4%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  195 304
304
Illinois 0.4%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 99
99
Maryland 0.7%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 160
160
Massachusetts 0.8%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 165
165

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Michigan 1.9%
Detroit City School Dist., Qualified
School Construction Bonds, GO,
6.645%, 5/1/29  300 406
406
Minnesota 0.8%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 167
167
Texas 1.6%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 107
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  80 87
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 143
337
Virginia 0.7%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 147
147
Total Municipal Securities (Cost
$2,238) 2,615
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.3%
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds, 1.875%, 2/15/41  385 388
U.S. Treasury Bonds, 1.875%, 2/15/51  395 390
U.S. Treasury Bonds, 2.375%, 5/15/51  70 77
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 1.25%, 8/15/31  285 284
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $1,135) 1,139
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve
Fund, 0.05% (5)(6) 343 343
Total Short-Term Investments (Cost
$343) 343
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.8%
Short-Term Funds 1.8%
T. Rowe Price Short-Term Fund,
0.07% (5)(6) 40 396
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 396
Total Securities Lending Collateral
(Cost $396) 396
Total Investments in
Securities 100.7%
(Cost $18,823) $ 21,626
Other Assets Less Liabilities (0.7)% (148)
Net Assets 100.0% $ 21,478
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2) Perpetual security with no stated maturity date.
(3) All or a portion of this security is on loan at August 31, 2021.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,426 and represents
11.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
GO General Obligation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Sold 0.8%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S35, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/25 1,000 106 58 48
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S36, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 2,000 55 44 11
Total Centrally Cleared Credit Default Swaps, Protection Sold 59
Total Centrally Cleared Swaps 59
Net payments (receipts) of variation margin to date (59)
Variation margin receivable (payable) on centrally cleared swaps $ —

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 U.S. Treasury Long Bond contracts 12/21 1,304 $ 5
Short, 19 U.S. Treasury Notes ten year contracts 12/21 (2,535) (1)
Long, 11 Ultra U.S. Treasury Bonds contracts 12/21 2,170 15
Short, 1 Ultra U.S. Treasury Notes ten year contracts 12/21 (148) —
Net payments (receipts) of variation margin to date (33)
Variation margin receivable (payable) on open futures contracts $ (14)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government Reserve Fund, 0.05% $ 262  ¤  ¤ $ 343
T. Rowe Price Short-Term Fund, 0.07% 153  ¤  ¤ 396
Total $ 739^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $739.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E151-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 20,887 $ — $ 20,887
Short-Term Investments 343 — — 343
Securities Lending Collateral 396 — — 396
Total Securities 739 20,887 — 21,626
Swaps* — 59 — 59
Futures Contracts* 20 — — 20
Total $ 759 $ 20,946 $ — $ 21,705
Liabilities
Futures Contracts* $ 1 $ — $ — $ 1
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.